Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of Operating Results and Balance Sheet Data
The following table summarizes the operating results of discontinued operations (in thousands):

	Years Ended December 31,
	2017			2016				2015
	Venezuela	Belleli EPC	Total	Venezuela	Belleli EPC	Belleli CPE	Total	Venezuela	Belleli EPC	Belleli CPE	Total
Revenue	$—	$72,693	$72,693	$—	$123,856	$28,469	$152,325	$—	$103,221	$60,138	$163,359
Cost of sales (excluding depreciation and amortization expense)	—	41,329	41,329	—	126,322	27,323	153,645	—	134,846	55,169	190,015
Selling, general and administrative	131	5,262	5,393	54	8,500	1,494	10,048	185	9,913	2,611	12,709
Depreciation and amortization	—	5,653	5,653	—	5,088	861	5,949	—	8,483	3,388	11,871
Long-lived asset impairment	—	—	—	—	651	68,780	69,431	—	—	—	—
Recovery attributable to expropriation	(16,514)	—	(16,514)	(33,124)	—	—	(33,124)	(50,074)	—	—	(50,074)
Restructuring and other charges	—	(439)	(439)	—	5,419	2,735	8,154	—	—	785	785
Interest expense	—	—	—	—	—	17	17	—	—	(1)	(1)
Other (income) expense, net	(3,157)	539	(2,618)	(5,966)	(42)	(191)	(6,199)	(6,243)	(78)	(451)	(6,772)
Provision for (benefit from) income taxes	—	153	153	—	518	57	575	—	108	(5)	103
Income (loss) from discontinued operations, net of tax	$19,540	$20,196	$39,736	$39,036	$(22,600)	$(72,607)	$(56,171)	$56,132	$(50,051)	$(1,358)	$4,723

The following table summarizes the balance sheet data for discontinued operations (in thousands):

	December 31, 2017			December 31, 2016
	Venezuela	Belleli EPC	Total	Venezuela	Belleli EPC	Belleli CPE	Total
Cash	$3	$—	$3	$11	$—	$—	$11
Accounts receivable	—	14,770	14,770	—	26,829	—	26,829
Inventory	—	—	—	—	31	—	31
Costs and estimated earnings in excess of billings on uncompleted contracts	—	7,786	7,786	—	10,657	—	10,657
Other current assets	2	1,190	1,192	3	3,744	—	3,747
Total current assets associated with discontinued operations	5	23,746	23,751	14	41,261	—	41,275
Property, plant and equipment, net	—	1,054	1,054	—	6,887	—	6,887
Intangible and other assets, net	—	2,646	2,646	—	1,652	—	1,652
Total assets associated with discontinued operations	$5	$27,446	$27,451	$14	$49,800	$—	$49,814

Accounts payable	$—	$9,253	$9,253	$—	$20,258	$—	$20,258
Accrued liabilities	59	15,617	15,676	906	43,337	207	44,450
Billings on uncompleted contracts in excess of costs and estimated earnings	—	7,042	7,042	—	12,931	—	12,931
Total current liabilities associated with discontinued operations	59	31,912	31,971	906	76,526	207	77,639
Other long-term liabilities	1	6,527	6,528	2	7,251	—	7,253
Total liabilities associated with discontinued operations	$60	$38,439	$38,499	$908	$83,777	$207	$84,892